As filed with the Securities and Exchange Commission on January 7, 2004
                     Registration Nos. 2-99810 and 811-04391
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]
         Pre-Effective Amendment                                       [ ]
         Post-Effective Amendment No. 72                               [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
         ACT OF 1940                                                   [X]
                  Amendment No. 70                                     [X]

                                   PBHG FUNDS
         (Exact name of registrant as specified in Declaration of Trust)

               1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087
               ---------------------------------------------------
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code (610) 647-4100
                                 --------------

                                David J. Bullock
               1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087
                     (Name and Address of Agent For Service)

                                   Copies to:

   William H. Rheiner, Esq          and to            John M. Zerr, Esq.
Ballard Spahr Andrews & Ingersoll              Pilgrim Baxter & Associates, Ltd.
 1735 Market Street, 51st Floor                     1400 Liberty Ridge Drive
  Philadelphia, PA 19103-7599                           Wayne, PA 19087
      (215) 864-8600                                     (610) 341-9000

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Filing.

It is proposed that this filing will become effective (check appropriate box) | | immediately upon filing pursuant to paragraph (b)
|X| on February 6, 2004 pursuant to paragraph (b)
| | 60 days after filing pursuant to paragraph (a)(1)
| | on (date) pursuant to paragraph (a)(1)
| | 75 days after filing pursuant to paragraph (a)(2)
|_| on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

|X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered: Common Stock

                     Contents of the Registration Statement

Cover Page

Contents of Registration Page

Prospectus - incorporated by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 24, 2003, Edgar Accession No.
0001135428-03-000512.

Statement of Additional Information - incorporated by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 24, 2003, Edgar Accession No. 0001135428-03-000512.

Part C - incorporated by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 24, 2003, Edgar Accession No.
0001135428-03-000512.

Signature Page


The sole purposes of this filing are to further delay the effective date for the Registrant's Post-Effective Amendment No. 67 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 24, 2003 ("PEA No. 67") to February 6, 2004. The effective date of PEA No. 67 was initially delayed until January 7, 2004 via Post-Effective Amendment No. 70 filed on December 8, 2003.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Wayne and Commonwealth of Pennsylvania on this 7th day of January, 2004.


                                                     PBHG FUNDS
                                                     Registrant


                                                     By: /s/ David J. Bullock
                                                         --------------------
                                                         David J. Bullock
                                                         President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         Signature                            Title                                          Date


                    *
________________________                     Trustee                                    January 7, 2004
John R. Bartholdson

                     *
________________________                     Trustee                                    January 7, 2004
Jettie M. Edwards

                     *
________________________                     Trustee                                    January 7, 2004
Albert A. Miller


/s/ David J. Bullock                         President                                  January 7, 2004
David J. Bullock


/s/ Lee T. Cummings                          Treasurer,                                 January 7, 2004
Lee T. Cummings                              Chief Financial Officer
                                             and Controller



                              *By /s/ John M. Zerr
                                  John M. Zerr
                                Attorney-in-Fact
